Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 10, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2021
Warrants [Abstract]
Exercise price (in dollars per share)		$ 30		$ 7
Shares to be issued upon exercise of remaining warrants (in shares)		476,763
Class D Warrant [Member]
Warrants [Abstract]
Warrants outstanding (in shares)		4,368,750
Exercise price (in dollars per share)		$ 13.915
Shares to be issued upon exercise of remaining warrants (in shares)		27,304
Class E Warrant [Member]
Warrants [Abstract]
Tender offer price per share (in dollars per share)	$ 0.2
Number of warrants tendered (in shares)	4,038,114
Percentage of warrants tendered	47.00%
Warrants outstanding (in shares)		4,494,599	8,532,713
Exercise price (in dollars per share)		$ 4.915
Shares issued (in shares)			10,000
Warrants exercised (in shares)		0	100,000
Proceeds from exercise of warrants			$ 70
Shares to be issued upon exercise of remaining warrants (in shares)		449,459